Additional Information: Condensed Financial Statements of Parent Company	12 Months Ended
Jun. 30, 2016
ADDITIONAL INFORMATION:CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY [Abstract]
Additional Information

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rule 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented except for the PRC withholding tax on its investments in China. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of June 30, 2015 and 2016, there were no material commitments or contingencies, significant provisions for long term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets of Parent Company

	As of June 30
	2015	2016	2016
	RMB	RMB	US$ (Note 3(d))
ASSETS
Current assets:
Cash and cash equivalents	479,795	688,516	103,600
Restricted cash	6,103	-	-
Amounts due from a related party	858	437	66
Amounts due from subsidiaries and VIEs	4,145	4,145	624
Prepayments and other current assets	20,228	4,103	617
Total current assets	511,129	697,201	104,907
Non-current assets:
Investment in subsidiaries and VIEs	824,238	1,139,156	171,407
Total non-current assets	824,238	1,139,156	171,407
Total assets	1,335,367	1,836,357	276,314

	As of June 30
	2015	2016	2016
	RMB	RMB	US$ (Note 3(d))
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term bank loans	121,584	172,411	25,942
Amounts due to subsidiaries and VIEs	25,713	277,604	41,772
Salaries and welfare payable	9	9	1
Taxes payable	4,093	4,093	616
Accrued expenses and other current liabilities	5,472	3,306	497
Total current liabilities	156,871	457,423	68,828
Non-current liabilities:
Long-term bank loans	158,755	-	-
Total liabilities	315,626	457,423	68,828
Commitments and contingencies

Shareholders’ equity
Ordinary shares
(US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2015 and 2016 and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2015 and 2016, respectively)	7,296	7,485	1,126
Additional paid-in capital	1,491,387	1,546,833	232,750
Accumulated other comprehensive (loss)/income	(3,171)	16,565	2,493
Accumulated deficit	(475,771)	(191,949)	(28,883)
Total shareholders’ equity	1,019,741	1,378,934	207,486
Total liabilities and shareholders’ equity	1,335,367	1,836,357	276,314

Condensed Statements of Comprehensive Income of Parent Company

	For the Year Ended June 30
	2014	2015	2016	2016
	RMB	RMB	RMB	US$ Note 3(d)
Net revenues	-	-	-	-
Cost of services	-	-	-	-
Gross Profit	-	-	-	-
Operating expenses	(238)	(9,837)	(18,367)	(2,765)
Loss from operations	(238)	(9,837)	(18,367)	(2,765)
Interest expenses, net	(9,342)	(10,527)	(2,875)	(433)
Other expenses, net	(2,161)	905	-	-
Loss before income taxes and investments in subsidiaries and VIEs	(11,741)	(19,459)	(21,242)	(3,198)
Income tax expenses	-	-	-	-
Share of income from investments in subsidiaries and VIEs	197,631	270,677	305,064	45,903
Net income	185,890	251,218	283,822	42,705
Less: Income allocated to participating preferred shareholders	(708)	-	-	-
Net income attributable to ordinary shareholders	185,182	251,218	283,822	42,705
Comprehensive income:
Net income	185,890	251,218	283,822	42,705
Foreign currency translation adjustment, net of tax	992	(1,487)	19,736	2,970
Total comprehensive income	186,882	249,731	303,558	45,675

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended June 30
	2014	2015	2016	2016
	RMB	RMB	RMB	US$ (Note 3(d))
Net cash provided by/(used in) operating activities	193,153	(10,506)	(19,358)	(2,913)
Cash flows from investing activities:
Cash paid for a business acquisition	(96,804)	-	-	-
Placement of time deposit	-	-	(63,408)	(9,541)
Maturity of time deposit	-	-	64,891	9,764
Release of restricted cash	14,872	-	-	-
Cash allocated to restricted cash	(8,024)	-	-	-
Net cash used in investing activities	(89,956)	-	1,483	223
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	515,301	-	-	-
Payment of accrued IPO and CPP expenses	-	(21,106)	-	-
Proceeds from exercise of over-allotment options, net of expenses	-	65,004	-	-
Proceeds from exercise of options	40,182	58,389	68,465	10,302
Dividends distributed to Zhaopin Limited’s shareholders	(147,650)	-	-	-
Proceeds of loans provided by subsidiary	-	-	250,000	37,616
Proceeds of bank loans	423,185	73,364	-	-
Repayment of bank loans	(415,925)	(214,459)	(130,904)	(19,697)
Payment of bank loan facility transaction costs	(375)	(148)	-	-
Settlement of derivative instruments	(5,121)	890	-	-
Net cash provided by/(used in) financing activities	409,597	(38,066)	187,561	28,221
Effect of foreign exchange rate changes on cash and cash equivalents	448	(260)	39,035	5,875
Net (decrease)/increase in cash and cash equivalents	513,242	(48,832)	208,721	31,406
Cash and cash equivalents, beginning of the year	15,385	528,627	479,795	72,194
Cash and cash equivalents, end of the year	528,627	479,795	688,516	103,600

Notes to the Condensed Financial Statements of Parent Company

(a)	The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rules 5-04 and 12-04.

(b)	The Company recorded its investment in its subsidiaries and VIEs under the equity method of accounting. Where the accumulated losses of the Company’s subsidiaries and VIEs exceeds the Company’s investment, the Company records accumulated losses in excess of its investment as a liability because a parent-subsidiary relationship exists. The Company recorded its share of the net income from the subsidiaries and VIEs as share of income from investments in subsidiaries and VIEs in its statements of comprehensive income.

(c)	The subsidiaries and VIEs did not pay any dividends to the Company for all years presented, except for the RMB224,100 of cash dividends distributed from Beijing Wangpin in October 2013. See Note 12 Taxation.

(d)	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

(e)	The Company did not have any significant commitments or contingencies, long-term obligations or guarantees as of June 30, 2016, except for those which have been separately disclosed in the consolidated financial statements, if any.